DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL

NOTE 1:-DESCRIPTION OF BUSINESS AND GENERAL

a.General:

-Eltek Ltd. ("the Company") was established in Israel in 1970, and its ordinary shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company". As of December 31, 2021, Eltek Europe GmbH is inactive.

-The Company manufactures, markets and sells custom made printed circuit boards ("PCBs"), including high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe and North America.

-The Company markets its products mainly to the medical technology, defense and aerospace, industrial, telecom and networking equipment industries, as well as to contract electronic manufacturers.

-The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Ltd and Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

b.Financial covenants:

The Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. The compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of December 31, 2021 and 2020, the Company was in compliance with these covenants.

c.Business risks and condition:

-The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations.

F - 11

ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 1:-DESCRIPTION OF BUSINESS AND GENERAL (CONT.)

As of December 31, 2021, the Company's working capital amounted to $13.3 million and its accumulated deficit amounted to approximately $12.1 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.

-The coronavirus, also known as "COVID-19", has spread across the globe and is impacting worldwide economic activity. Government authorities have implemented emergency measures to mitigate the spread of the virus. The outbreak and the related mitigation measures may have an adverse impact on global economic conditions as well as on the Company's business activities specifically related to possible raw materials shortage, employees' isolation requirements and change in customers' demand for the Company's products. The extent to which the coronavirus may impact the Company's business activities will depend on future developments, such as the duration of the outbreak, travel restrictions, business disruptions, and the effectiveness of actions taken in Israel and other countries to contain and treat the disease. These events are highly uncertain and as such, the Company cannot determine their financial impact at this time.